Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to income for Progressive and ARX incentive compensation plans for the years ended December 31, were:

	2018		2017		2016
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$539.5	$426.2	$461.3	$299.8	$386.8	$251.4
Equity incentive plans:
Equity awards	76.2	60.2	92.9	60.4	80.9	52.6
Liability awards	1.0	0.8	2.5	1.6	4.3	2.8

Assets Held in Deferral Plan Irrevocable Grantor Trust Account
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2018	2017
Progressive common shares[1]	$114.7	$128.2
Other investment funds[2]	124.0	167.0
Total	$238.7	$295.2
[1] Included 3.6 million and 4.4 million common shares as of December 31, 2018 and 2017, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2018		2017		2016
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	5,858,848	$30.47	6,951,373	$26.18	7,725,227	$23.37
Add (deduct):
Granted[2]	1,876,109	45.55	2,383,475	32.01	1,870,660	31.54
Vested	(2,811,070)	26.41	(3,220,671)	22.53	(2,422,700)	21.50
Forfeited	(67,531)	36.10	(255,329)	28.03	(221,814)	24.64
End of year[3,4]	4,856,356	$38.56	5,858,848	$30.47	6,951,373	$26.18
[1] Includes restricted stock units; Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2018, 2017, and 2016, the number of units “granted” shown in the table above includes 144,668, 157,396, and 165,045 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2018, the number of shares included 1,017,520 performance-based units at their target amounts. We expect 2,447,409 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2018, the total unrecognized compensation cost related to unvested equity awards was $100.6 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2018		2017		2016
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	53,284	$40.54	55,839	$33.24	89,427	$27.23
Add (deduct):
Granted	41,706	62.23	53,284	40.54	55,839	33.24
Vested	(53,284)	40.54	(55,839)	33.24	(89,427)	27.23
End of year[1]	41,706	$62.23	53,284	$40.54	55,839	$33.24

1 At December 31, 2018, the remaining unrecognized compensation cost related to restricted stock awards was $0.9 million.

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of all ARX employee stock option activity during the years ended December 31, follows:

	2018		2017		2016
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	22,550	$564.60	24,995	$526.46	24,995	$526.46
Add (deduct):
Exercised[1]	(6,483)	506.26	(2,445)	174.65	0	0
End of year	16,067	$588.15	22,550	$564.60	24,995	$526.46
Exercisable, end of year	13,967	$562.17	17,950	$517.75	16,995	$438.77
1 At the time of exercise in 2018 and 2017, the value earned by the option holders was $6.2 million and $2.9 million, respectively.

	2018		2017		2016
Non-Vested Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	4,600	$747.45	8,000	$712.74	12,000	$677.81
Add (deduct):
Vested	(2,500)	736.12	(3,400)	665.79	(4,000)	607.95
End of year[1]	2,100	$760.93	4,600	$747.45	8,000	$712.74
1 At December 31, 2018, 2017, and 2016, the remaining unrecognized compensation cost related to unvested options was $0.2 million, $0.7 million, and $1.6 million, respectively, and the remaining weighted average vesting period on the unvested awards was 0.53 years, 1.01 years, and 1.36 years, respectively.